PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Balance at beginning	$ 767
Balance at ending	583	$ 767
Cost
PROPERTY AND EQUIPMENT, NET
Balance at beginning	2,046	1,897
Initially consolidated subsidiary	2,046	12
Additions	80	251
Deductions	(23)	(114)
Balance at ending	2,103	2,046
Accumulated depreciation
PROPERTY AND EQUIPMENT, NET
Balance at beginning	1,279	1,195
Additions, Accumulated depreciation	256	193
Deductions	(15)	(109)
Balance at ending	1,520	1,279
Computer equipment
PROPERTY AND EQUIPMENT, NET
Balance at beginning	290
Balance at ending	218	290
Computer equipment | Cost
PROPERTY AND EQUIPMENT, NET
Balance at beginning	788	656
Initially consolidated subsidiary	788	1
Additions	60	173
Deductions	(23)	(42)
Balance at ending	825	788
Computer equipment | Accumulated depreciation
PROPERTY AND EQUIPMENT, NET
Balance at beginning	498	426
Additions, Accumulated depreciation	124	109
Deductions	(15)	(37)
Balance at ending	607	498
Office furniture and equipment
PROPERTY AND EQUIPMENT, NET
Balance at beginning	147
Balance at ending	138	147
Office furniture and equipment | Cost
PROPERTY AND EQUIPMENT, NET
Balance at beginning	321	288
Initially consolidated subsidiary	321	7
Additions	19	64
Deductions		(38)
Balance at ending	340	321
Office furniture and equipment | Accumulated depreciation
PROPERTY AND EQUIPMENT, NET
Balance at beginning	174	195
Additions, Accumulated depreciation	28	17
Deductions		(38)
Balance at ending	202	174
Leasehold Improvements
PROPERTY AND EQUIPMENT, NET
Balance at beginning	330
Balance at ending	227	330
Leasehold Improvements | Cost
PROPERTY AND EQUIPMENT, NET
Balance at beginning	937	953
Initially consolidated subsidiary	937	4
Additions	1	14
Deductions		(34)
Balance at ending	938	937
Leasehold Improvements | Accumulated depreciation
PROPERTY AND EQUIPMENT, NET
Balance at beginning	607	574
Additions, Accumulated depreciation	104	67
Deductions		(34)
Balance at ending	$ 711	$ 607